                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R)Global Asset Allocation Fund
                             MFS(R)Core Growth Fund
                        MFS(R)Convertible Securities Fund
                              MFS(R)Blue Chip Fund
                        MFS(R)Science and Technology Fund
                            MFS(R)New Discovery Fund
                      MFS(R)Research Growth and Income Fund
                            MFS(R)Equity Income Fund
                        MFS(R)Research International Fund
                          MFS(R) Strategic Growth Fund
                          MFS(R) Large Cap Growth Fund
                           MFS(R) Emerging Growth Fund
                         MFS(R)Intermediate Income Fund
                           MFS(R) Charter Income Fund
                             MFS(R) High Income Fund
                       MFS(R)High Yield Opportunities Fund
                       MFS(R)Government Money Market Fund
                            MFS(R) Money Market Fund
                           MFS(R) Mid Cap Growth Fund
                              MFS(R) Research Fund
                            MFS(R) Total Return Fund
                     MFS(R)International Opportunities Fund
                    MFS(R)International Strategic Growth Fund
                         MFS(R)International Value Fund
                              MFS(R)Utilities Fund
                         MFS(R)Global Total Return Fund
                            MFS(R)Global Equity Fund
                          MFS(R)Global Governments Fund
                        MFS(R)Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                MFS(R) Bond Fund
                          MFS(R) Limited Maturity Fund
                  MFS(R)Intermediate Investment Grade Bond Fund
                            MFS(R) Research Bond Fund
                            MFS(R) Mid Cap Value Fund
                           MFS(R)Large Cap Value Fund
                          MFS(R)High Quality Bond Fund
                         MFS(R)Government Mortgage Fund
                         MFS(R)International Growth Fund
                   MFS(R)International Growth and Income Fund
                     MFS(R)/F&C Emerging Markets Equity Fund
                           MFS(R) Strategic Value Fund
                           MFS(R) Small Cap Value Fund
                        MFS(R)Emerging Markets Debt Fund
                               MFS(R) Income Fund
                           MFS(R) European Equity Fund
                              MFS(R)High Yield Fund
                         MFS(R)Concentrated Growth Fund
                        MFS(R)Union Standard Equity Fund
                          Massachusetts Investors Trust
                    Massachusetts Investors Growth Stock Fund
                         MFS(R)Growth Opportunities Fund
                        MFS(R)Government Securities Fund
                     MFS(R)Government Limited Maturity Fund

                      Supplement to the Current Prospectus


In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all net purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.

                 The date of this Supplement is August 1, 1999.

                           MFS(R) Managed Sectors Fund
                            MFS(R) Cash Reserve Fund
                       MFS(R) Global Asset Allocation Fund
                             MFS(R) Core Growth Fund
                        MFS(R)Convertible Securities Fund
                              MFS(R)Blue Chip Fund
                       MFS(R) Science and Technology Fund
                            MFS(R) New Discovery Fund
                     MFS(R) Research Growth and Income Fund
                            MFS(R) Equity Income Fund
                        MFS(R)Research International Fund
                           MFS(R)Strategic Growth Fund
                           MFS(R) Emerging Growth Fund
                          MFS(R) Large Cap Growth Fund
                         MFS(R) Intermediate Income Fund
                           MFS(R) Charter Income Fund
                             MFS(R) High Income Fund
                        MFS(R) Municipal High Income Fund
                      MFS(R) High Yield Opportunities Fund
                            MFS(R) Money Market Fund
                       MFS(R) Government Money Market Fund
                           MFS(R) Municipal Bond Fund
                           MFS(R) Mid Cap Growth Fund
                            MFS(R) Total Return Fund
                              MFS(R) Research Fund
                     MFS(R) International Opportunities Fund
                   MFS(R) International Strategic Growth Fund
                         MFS(R)International Value Fund
                         MFS(R)Global Total Return Fund
                              MFS(R) Utilities Fund
                            MFS(R) Global Equity Fund
                          MFS(R)Global Governments Fund
                        MFS(R)Capital Opportunities Fund
                          MFS(R) Strategic Income Fund
                            MFS(R) Global Growth Fund
                                 MFS(R)Bond Fund
                           MFS(R)Limited Maturity Fund
                     MFS(R) Municipal Limited Maturity Fund
                 MFS(R) Intermediate Investment Grade Bond Fund
                            MFS(R) Research Bond Fund
                            MFS(R) Mid Cap Value Fund
                           MFS(R) Large Cap Value Fund
                          MFS(R) High Quality Bond Fund
                         MFS(R)Government Mortgage Fund
                         MFS(R)International Growth Fund
                   MFS(R) International Growth and Income Fund
               MFS/Foreign & Colonial Emerging Markets Equity Fund
                           MFS(R) Strategic Value Fund
                           MFS(R) Small Cap Value Fund
                        MFS(R)Emerging Markets Debt Fund
                                MFS(R)Income Fund
                           MFS(R) European Equity Fund
                             MFS(R) High Yield Fund
                         MFS(R)Concentrated Growth Fund
                        MFS(R)Union Standard Equity Fund
                        MFS(R)Alabama Municipal Bond Fund
                       MFS(R)Arkansas Municipal Bond Fund
                      MFS(R)California Municipal Bond Fund
                        MFS(R)Florida Municipal Bond Fund
                        MFS(R)Georgia Municipal Bond Fund
                       MFS(R)Maryland Municipal Bond Fund
                    MFS(R) Massachusetts Municipal Bond Fund
                     MFS(R) Mississippi Municipal Bond Fund
                       MFS(R) New York Municipal Bond Fund
                    MFS(R) North Carolina Municipal Bond Fund
                     MFS(R) Pennsylvania Municipal Bond Fund
                    MFS(R) South Carolina Municipal Bond Fund
                      MFS(R) Tennessee Municipal Bond Fund
                       MFS(R) Virginia Municipal Bond Fund
                    MFS(R) West Virginia Municipal Bond Fund
                          MFS(R) Municipal Income Fund
                    MFS(R)New York High Income Tax Free Fund
                  MFS(R)Massachusetts High Income Tax Free Fund
                         MFS(R)Growth Opportunities Fund
                        MFS(R)Government Securities Fund
                    Massachusetts Investors Growth Stock Fund
                     MFS(R) Government Limited Maturity Fund
                          Massachusetts Investors Trust

                      Supplement to the Current Prospectus


Until terminated by MFS Fund Distributors, Inc. ("MFD"), the Funds' distributor, MFD will incur, on behalf of Royal Alliance Associates, Inc., up to $15 toward the ticket charge with respect to purchases of shares of any MFS Fund made through the GOLD Select Program. MFD will not incur such charge with respect to redemptions or repurchases of Fund shares, exchanges of Fund shares, or shares purchased or redeemed through systematic investment or withdrawal plans.

                 The date of this Supplement is August 1, 1999.

                           MFS(R) MANAGED SECTORS FUND
                            MFS(R) CASH RESERVE FUND
                             MFS(R) CORE GROWTH FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                            MFS(R) NEW DISCOVERY FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                            MFS(R) EQUITY INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                          MFS(R) LARGE CAP GROWTH FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                           MFS(R) CHARTER INCOME FUND
                             MFS(R) HIGH INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) TOTAL RETURN FUND
                              MFS(R) RESEARCH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                            MFS(R) GLOBAL EQUITY FUND
                         MFS(R) GLOBAL GOVERNMENTS FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                          MFS(R) STRATEGIC INCOME FUND
                            MFS(R) GLOBAL GROWTH FUND
                                MFS(R) BOND FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                   MFS(R) INTERNATIONAL GROWTH AND INCOME FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) UNION STANDARD(R) EQUITY FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                          MASSACHUSETTS INVESTORS TRUST
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) MUNICIPAL INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND


              Supplement to the Current Prospectus and Statement of
                       Additional Information (the "SAI")


The second, third and fourth categories in the section of the Prospectus entitled "Purchases Subject to a CDSC (but not an initial sales charge)" or, for certain funds, in Appendix B of the Prospectus entitled "Sales Charge Categories Available to Certain Retirement Plans," are hereby restated as follows:

o Investments in class A shares by certain retirement plans subject to ERISA, if

          The retirement plan and/or sponsoring organization participates in the MFS Fundamental 401(k) Program or any similar recordkeeping system made available by MFSC (referred to as the MFS participant recordkeeping system);

          The plan  establishes  an account  with MFSC on or after July 1, 1996;
          and

          The total purchases by the retirement plan (or by multiple plans maintained by the same plan sponsor) of class A shares of the MFS Funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion.

o Investments in class A shares by certain retirement plans subject to ERISA, if

          The plan  establishes  an account  with MFSC on or after July 1, 1996;
          and

          The plan has, at the time of purchase, either alone or in aggregate with other plans maintained by the same plan sponsor, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds.

         The retirement plans will qualify under this category only if the plans or their sponsoring organization informs MFSC prior to the purchases that the plans have a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds; MFSC has no obligation independently to determine whether such plans qualify under this category.

o Investment in class A shares by certain retirement plans subject to ERISA, if

          The plan established an account with MFSC between July 1, 1997 and December 31, 1999;

          The plan records are maintained on a pooled basis by MFSC; and

          The sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

Appendix A to Part II of the SAI is amended to add the following waiver category under the heading "Waivers of Class A Sales Charges - Retirement Plans":

o    Reinvestment of Redemption Proceeds from Class B Shares

          Shares acquired by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System where the purchase represents the immediate reinvestment of proceeds from the plan's redemption of its Class B shares of the MFS Funds and is equal to or exceeds $500,000, either alone or in aggregate with the current market value of the plan's existing Class A shares.

Appendix A to Part II of the SAI is amended to add the following two waiver categories under the heading "Waivers of Class A Sales Charges - Shares redeemed on account of distributions made under the following circumstances":

o Retirement Plan Recordkeeping Service Agreements

          where the retirement plan is, at that time, a party to a retirement plan recordkeeping or administrative services agreement with MFD or one of its affiliates pursuant to which certain of those services are provided by Benefit Services Corporation or any successor service provider designated by MFD.

          where the retirement plan has established an account with MFSC on or after January 1, 2000 and is, at that time, a party to a retirement plan recordkeeping or administrative services agreement with MFD or one of its affiliates pursuant to which such services are provided with respect to at least $10 million in plan assets.

Appendix B to Part II of the SAI is amended to restate the second paragraph and to add a third paragraph under the heading "Dealer Commissions and Concessions - Class A Shares - Purchases Subject to a CDSC (but not on Initial Sales Charge)":

         Except for those employer sponsored retirement plans described below, for purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in class A shares purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).

         In the case of employer sponsored retirement plans whose account application or other account establishment paperwork is received in good order after December 31, 1999, purchases will be aggregated as described above but the cumulative purchase amount will not be re-set after the date of the first such purchase.

                 The date of this Supplement is January 1, 2000.

                           MFS(R) MANAGED SECTORS FUND
                            MFS(R) CASH RESERVE FUND
                             MFS(R) CORE GROWTH FUND
                       MFS(R) GLOBAL ASSET ALLOCATION FUND
                            MFS(R) NEW DISCOVERY FUND
                     MFS(R) RESEARCH GROWTH AND INCOME FUND
                            MFS(R) EQUITY INCOME FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                          MFS(R) LARGE CAP GROWTH FUND
                         MFS(R) INTERMEDIATE INCOME FUND
                           MFS(R) CHARTER INCOME FUND
                             MFS(R) HIGH INCOME FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                            MFS(R) MONEY MARKET FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) TOTAL RETURN FUND
                              MFS(R) RESEARCH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                            MFS(R) GLOBAL EQUITY FUND
                         MFS(R) GLOBAL GOVERNMENTS FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                          MFS(R) STRATEGIC INCOME FUND
                            MFS(R) GLOBAL GROWTH FUND
                                MFS(R) BOND FUND
                     MFS(R) INTERNATIONAL OPPORTUNITIES FUND
                   MFS(R) INTERNATIONAL STRATEGIC GROWTH FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                            MFS(R) RESEARCH BOND FUND
                    MFS(R) NEW YORK HIGH INCOME TAX FREE FUND
                 MFS(R) MASSACHUSETTS HIGH INCOME TAX FREE FUND
                             VERTEX CONTRARIAN FUND
                               VERTEX ALL CAP FUND
                         MFS(R) GOVERNMENT MORTGAGE FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                   MFS(R) INTERNATIONAL GROWTH AND INCOME FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) UNION STANDARD(R) EQUITY FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                          MASSACHUSETTS INVESTORS TRUST
                       MFS(R) ALABAMA MUNICIPAL BOND FUND
                       MFS(R) ARKANSAS MUNICIPAL BOND FUND
                      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
                       MFS(R) FLORIDA MUNICIPAL BOND FUND
                       MFS(R) GEORGIA MUNICIPAL BOND FUND
                       MFS(R) MARYLAND MUNICIPAL BOND FUND
                    MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
                     MFS(R) MISSISSIPPI MUNICIPAL BOND FUND
                       MFS(R) NEW YORK MUNICIPAL BOND FUND
                    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND
                     MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND
                    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND
                      MFS(R) TENNESSEE MUNICIPAL BOND FUND
                       MFS(R) VIRGINIA MUNICIPAL BOND FUND
                    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND
                          MFS(R) MUNICIPAL INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) MID CAP VALUE FUND
                           MFS(R) LARGE CAP VALUE FUND
                          MFS(R) HIGH QUALITY BOND FUND
                           MFS(R) STRATEGIC VALUE FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                               MFS(R) INCOME FUND
                           MFS(R) EUROPEAN EQUITY FUND
                             MFS(R) HIGH YIELD FUND
                         MFS(R) CONCENTRATED GROWTH FUND


    Supplement to the Statement of Additional Information (the "SAI") Part II

Effective April 1, 2000, the SAI Part II, Section III "Distribution Plan", under the heading "Class A Shares", is hereby restated to insert the following disclosure between the second and third paragraphs:

      In the case of a retirement plan (or multiple plans maintained by the same plan sponsor) which has established accounts with MFSC, on or after April 1, 2000 and is, at that time, a party to a retirement plan recordkeeping or administrative services agreement with MFD or one of its affiliates pursuant to which such services are provided with respect to at least $10 million in plan assets, MFD may retain the service fee paid by the fund with respect to shares purchased by such plan for the first year after purchase. Dealers will become eligible to receive the ongoing applicable service fee with respect to such shares commencing in the 13th month following purchase.

                  The date of this Supplement is April 10, 2000

                       MFS(R)SCIENCE AND TECHNOLOGY FUND
                            MFS(R)MID CAP VALUE FUND
                     MFS(R)INTERNATIONAL OPPORTUNITIES FUND
                           MFS(R)LARGE CAP VALUE FUND
                   MFS(R)INTERNATIONAL STRATEGIC GROWTH FUND
                          MFS(R)HIGH QUALITY BOND FUND
                         MFS(R)INTERNATIONAL VALUE FUND
                           MFS(R)STRATEGIC VALUE FUND
                 MFS(R)INTERMEDIATE INVESTMENT GRADE BOND FUND
                        MFS(R)EMERGING MARKETS DEBT FUND
                            MFS(R)RESEARCH BOND FUND
                               MFS(R)INCOME FUND
                    MFS(R)NEW YORK HIGH INCOME TAX FREE FUND
                           MFS(R)EUROPEAN EQUITY FUND
                 MFS(R)MASSACHUSETTS HIGH INCOME TAX FREE FUND
                             MFS(R)HIGH YIELD FUND
                             VERTEX CONTRARIAN FUND
                         MFS(R)CONCENTRATED GROWTH FUND
                              VERTEX ALL CAP FUND


              Supplement to the Current Prospectus and Statement of
                       Additional Information (the "SAI")


The second, third and fourth categories in the section of the Prospectus entitled "Purchases Subject to a CDSC (but not an initial sales charge)" or, for certain funds, in Appendix B of the Prospectus entitled "Sales Charge Categories Available to Certain Retirement Plans," are hereby restated as follows:

o Investments in class A shares by certain retirement plans subject to ERISA, if

          The retirement plan and/or sponsoring organization participates in the MFS Fundamental 401(k) Program or any similar recordkeeping system made available by MFSC (referred to as the MFS participant recordkeeping system);

          The plan  establishes  an account  with MFSC on or after July 1, 1996;
          and

          The total purchases by the retirement plan (or by multiple plans maintained by the same plan sponsor) of class A shares of the MFS Funds will be in the amount of at least $500,000 within a reasonable period of time, as determined by MFD in its sole discretion.

o Investments in class A shares by certain retirement plans subject to ERISA, if

          The plan  establishes  an account  with MFSC on or after July 1, 1996;
          and

          The plan has, at the time of purchase, either alone or in aggregate with other plans maintained by the same plan sponsor, a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds.

         The retirement plans will qualify under this category only if the plans or their sponsoring organization informs MFSC prior to the purchases that the plans have a market value of $500,000 or more invested in shares of any class or classes of the MFS Funds; MFSC has no obligation independently to determine whether such plans qualify under this category.

o Investment in class A shares by certain retirement plans subject to ERISA, if

          The plan established an account with MFSC between July 1, 1997 and December 31, 1999;

          The plan records are maintained on a pooled basis by MFSC; and

          The sponsoring organization demonstrates to the satisfaction of MFD that, at the time of purchase, the employer has at least 200 eligible employees and the plan has aggregate assets of at least $2,000,000.

Appendix A to Part II of the SAI is amended to add the following waiver category under the heading "Waivers of Class A Sales Charges - Retirement Plans":

o Reinvestment of Redemption Proceeds from Class B Shares

          Shares acquired by a retirement plan whose sponsoring organization subscribes to the MFS Participant Recordkeeping System where the purchase represents the immediate reinvestment of proceeds from the plan's redemption of its Class B shares of the MFS Funds and is equal to or exceeds $500,000, either alone or in aggregate with the current market value of the plan's existing Class A shares.

Appendix A to Part II of the SAI is amended to add the following two waiver categories under the heading "Waivers of Class A Sales Charges - Shares redeemed on account of distributions made under the following circumstances":

o Retirement Plan Recordkeeping Service Agreements

          where the retirement plan is, at that time, a party to a retirement plan recordkeeping or administrative services agreement with MFD or one of its affiliates pursuant to which certain of those services are provided by Benefit Services Corporation or any successor service provider designated by MFD.

          where the retirement plan has established an account with MFSC on or after January 1, 2000 and is, at that time, a party to a retirement plan recordkeeping or administrative services agreement with MFD or one of its affiliates pursuant to which such services are provided with respect to at least $10 million in plan assets.

Appendix B to Part II of the SAI is amended to restate the second paragraph and to add a third paragraph under the heading "Dealer Commissions and Concessions - Class A Shares - Purchases Subject to a CDSC (but not on Initial Sales Charge)":

         Except for those employer sponsored retirement plans described below, for purposes of determining the level of commissions to be paid to dealers with respect to a shareholder's new investment in class A shares purchases for each shareholder account (and certain other accounts for which the shareholder is a record or beneficial holder) will be aggregated over a 12-month period (commencing from the date of the first such purchase).

         In the case of employer sponsored retirement plans whose account application or other account establishment paperwork is received in good order after December 31, 1999, purchases will be aggregated as described above but the cumulative purchase amount will not be re-set after the date of the first such purchase.

                 The date of this Supplement is January 1, 2000.